Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	9,074.26
Total Transaction Valuation	65,707,891
Total Offset Amount	9,074.26
Net Fee	$ 0